INTANGIBLE ASSETS AND GOODWILL, NET, Reconciliation of Changes in Goodwill (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Abstract]
Goodwill	S/ 772,213	S/ 796,859
Mibanco - Edyficar Peru [Member]
Goodwill [Abstract]
Goodwill	273,694	273,694
Prima AFP - AFP Union Vida [Member]
Goodwill [Abstract]
Goodwill	124,641	124,641
Mibanco Colombia [Member]
Goodwill [Abstract]
Goodwill	99,979	124,746
Credicorp Capital Colombia [Member]
Goodwill [Abstract]
Goodwill	92,188	114,714
Banco de Credito del Peru [Member]
Goodwill [Abstract]
Goodwill	52,359	52,359
Pacifico Seguros [Member]
Goodwill [Abstract]
Goodwill	36,354	36,354
Atlantic Security Holding Corporation [Member]
Goodwill [Abstract]
Goodwill	29,795	29,795
Wally POS S.A [Member]
Goodwill [Abstract]
Goodwill	24,214	0
Tenpo SpA [Member]
Goodwill [Abstract]
Goodwill	23,441	24,444
Tenpo Prepago S.A. [Member]
Goodwill [Abstract]
Goodwill	13,155	13,719
Compania Incubadora De Soluciones Moviles SA- Culqi [Member]
Goodwill [Abstract]
Goodwill	2,297	2,297
Crediseguro Seguros Personales [Member]
Goodwill [Abstract]
Goodwill	S/ 96	S/ 96